Summary of Significant Accounting Policies (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 25, 2014	Jan. 24, 2014	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 29, 2011
Inventories
Finished goods	$ 1,196				$ 1,174				$ 1,196	$ 1,174
Work in process	247				248				247	248
Raw materials	282				290				282	290
Total	1,725				1,712				1,725	1,712
Property, Plant, and Equipment
Property, plant, and equipment, gross	6,439				6,152				6,439	6,152
Less: Accumulated depreciation	(4,047)				(3,662)				(4,047)	(3,662)
Property, plant, and equipment, net	2,392				2,490				2,392	2,490	2,473
Depreciation expense									501	488	498
Changes in Product Warranty Obligations
Balance as of beginning of period				35				31	35	31
Warranty claims provision									25	25
Settlements made									(28)	(21)
Balance as of end of peridod	32				35				32	35	31
Accrued Certain Litigation Charges
Certain loss contingency accruals	917				161				917	161
Shipping and handling costs									194	182	167
AOCI
Unrealized Gain/(Loss) on Investments					97					97	130	196
Cumulative Translation Adjustments					205					205	306	443
Net Change in Retirement Obligations					(852)					(852)	(834)	(607)
Unrealized Gain/(Loss) on Derivatives					58					58	(75)	(256)
Accumulated Other Comprehensive Loss	(597)				(492)				(597)	(492)	(473)	(224)
OCI
Unrealized Gain/(Loss) on Investments									(103)	(33)	(66)
Cumulative Translation Adjustments									13	(21)	(137)
Net Change in Retirement Obligations									87	(18)	(227)
Unrealized Gain/(Loss) on Derivatives									(102)	53	181
Other comprehensive income (loss)									(105)	(19)	(249)
Correction of classification										(80)
Correction of classification										80
Earnings Per Share Reconciliation
Earnings from continuing operations									3,065	3,467	3,415
Earnings from discontinued operations									0	0	202
Net earnings	448	762	902	953	969	988	646	864	3,065	3,467	3,617
Basic weighted average shares outstanding									1,002.1	1,019.3	1,053.9
Effect of dilutive securities:
Employee stock options									7.1	2.8	0.9
Employee restricted stock units									4.3	5.3	4.9
Other									0.1	0.1	0.2
Diluted weighted average shares outstanding									1,013.6	1,027.5	1,059.9
Basic earnings per share:
Earnings from continuing operations (per share)									$ 3.06	$ 3.40	$ 3.24
Earnings from discontinued operations (per share)									$ 0.00	$ 0.00	$ 0.19
Net earnings (per share)	$ 0.45	$ 0.76	$ 0.90	$ 0.94	$ 0.96	$ 0.98	$ 0.63	$ 0.84	$ 3.06	$ 3.40	$ 3.43
Diluted earnings per share:
Earnings from continuing operations (per share)									$ 3.02	$ 3.37	$ 3.22
Earnings from discontinued operations (per share)									$ 0.00	$ 0.00	$ 0.19
Net earnings (per share)	$ 0.44	$ 0.75	$ 0.89	$ 0.93	$ 0.95	$ 0.97	$ 0.63	$ 0.83	$ 3.02	$ 3.37	$ 3.41
Senior convertible notes	1,613				910				1,613	910
Land and land improvements
Property, Plant, and Equipment
Property, plant, and equipment, gross	152				151				152	151
Buildings and leasehold improvements
Property, Plant, and Equipment
Property, plant, and equipment, gross	1,565				1,532				1,565	1,532
Equipment
Property, Plant, and Equipment
Property, plant, and equipment, gross	4,409				4,110				4,409	4,110
Construction in progress
Property, Plant, and Equipment
Property, plant, and equipment, gross	$ 313				$ 359				$ 313	$ 359
Minimum
Intangible Assets
Intangible assets, estimated useful life									3 years
Minimum | Equipment
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)									3 years
Maximum
Intangible Assets
Intangible assets, estimated useful life									20 years
Maximum | Land and land improvements
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)									20 years
Maximum | Buildings and leasehold improvements
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)									40 years
Maximum | Equipment
Property, Plant, and Equipment
Property, plant, and equipment, estimate useful life (in years)									7 years
Stock Options
Diluted earnings per share:
Number of shares excluded from computation of earnings per share									5	38	51